Income Taxes - Reconciliation Between Luxembourg Statutory Rate and Liberian Statutory Rate and Our Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory rate	29.20%	29.20%	29.20%
Effect of tax rates different than the Luxembourg statutory tax rate	(22.50%)	(27.60%)	25.20%
Change in valuation allowance	10.60%	10.20%	(9.00%)
Changes in unrecognized tax benefits	1.90%	10.10%	1.90%
Equity based compensation shortfall	1.40%	0.00%	0.00%
Adjustments related to prior years	(2.00%)	(2.40%)	(0.40%)
Effective tax rate	18.60%	19.50%	46.90%